Document and Entity Information	0 Months Ended
Jun. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun 30, 2012
Registrant Name	Mirae Asset Discovery Funds
Central Index Key	0001489215
Amendment Flag	false
Document Creation Date	Aug 28, 2012
Document Effective Date	Aug 28, 2012
Prospectus Date	Aug 28, 2012

Emerging Markets Sector Leader Fund
Emerging Markets Sector Leader Fund
Investment Objective
The investment objective of Emerging Markets Sector Leader Fund (“EM Sector Leader Fund” or the “Fund”) is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of EM Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 54 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 44 of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Emerging Markets Sector Leader Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Emerging Markets Sector Leader Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		5.52%	5.27%	3.26%
Total Annual Fund Operating Expenses		6.82%	7.32%	4.31%
Fee Waiver and Expense Reimbursement	[1]	(4.97%)	(4.72%)	(2.71%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1]	1.85%	2.60%	1.60%
[1]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.85% (for Class A Shares), 2.60% (for Class C Shares) and 1.60% (for Class I Shares) of average daily net assets through August 31, 2013. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2013 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Funds" section beginning on page 49 of the Prospectus.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Emerging Markets Sector Leader Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	752	2,054	3,309	6,252
Class C Shares	363	1,728	3,125	6,345
Class I Shares	163	1,060	1,970	4,300

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Emerging Markets Sector Leader Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	752	2,054	3,309	6,252
Class C Shares	263	1,728	3,125	6,345
Class I Shares	163	1,060	1,970	4,300

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 262% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, EM Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

The Investment Manager considers an emerging market country to include any country that is:  1) generally recognized to be an emerging country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. The Investment Manager determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in an emerging market; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; 3) the investment is included in an index representative of emerging markets; and 4) the investment is exposed to the economic risks and returns of emerging markets.

For market capitalization determination, the Investment Manager considers, on a country-by-country basis, the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”).  The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS.

For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis.  The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification.  The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Fund may invest in securities of any market capitalization.  Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, in no event will the Fund be invested in fewer than three countries at any given time.  Under normal market conditions, the Fund intends to invest substantially all of its net assets in non-U.S. companies.

Principal Risks of Investment in the Fund

EM Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various emerging market countries. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies. As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could affect significantly the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows the Fund’s performance during its first full calendar year of operations.  The table shows how the Fund’s average annual returns compare with those of the MSCI Emerging Markets Index.  If the Investment Manager had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown.  Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's performance can be found on the Trust's website at http://investments.miraeasset.us or by calling 1-888-335-3417.

The bar chart below shows the Fund’s annual returns for Class I Shares.  The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares*

* The performance information shown above is based on a calendar year. The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2012 was 2.78%.

Best Quarter:	6.30%	12/31/2011
Worst Quarter:	-27.73%	9/30/2011

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the MSCI Emerging Markets Index, a broad-based securities index. For additional information regarding this index, see “Description of Fund Benchmarks” starting on page 48 of this Prospectus.

Average Annual Returns Emerging Markets Sector Leader Fund	1 Year	Since Inception	Inception Date
Class I Shares	(19.91%)	(10.66%)	Sep 24, 2010
Class I Shares After Taxes on Distributions	(20.92%)	(11.61%)
Class I Shares After Taxes on Distributions and Sale of Fund Shares	(12.77%)	(9.50%)
Class A Shares	(24.74%)	(14.98%)	Sep 24, 2010
Class C Shares	(21.49%)	(11.58%)	Sep 24, 2010
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	(18.17%)	(8.20%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Sector Leader Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Emerging Markets Sector Leader Fund (“EM Sector Leader Fund” or the “Fund”) is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of EM Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 54 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 44 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 262% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	262.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, EM Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

The Investment Manager considers an emerging market country to include any country that is:  1) generally recognized to be an emerging country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. The Investment Manager determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in an emerging market; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; 3) the investment is included in an index representative of emerging markets; and 4) the investment is exposed to the economic risks and returns of emerging markets.

For market capitalization determination, the Investment Manager considers, on a country-by-country basis, the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”).  The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS.

For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis.  The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification.  The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Fund may invest in securities of any market capitalization.  Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, in no event will the Fund be invested in fewer than three countries at any given time.  Under normal market conditions, the Fund intends to invest substantially all of its net assets in non-U.S. companies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, EM Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

EM Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various emerging market countries. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies. As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could affect significantly the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows the Fund’s performance during its first full calendar year of operations.  The table shows how the Fund’s average annual returns compare with those of the MSCI Emerging Markets Index.  If the Investment Manager had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown.  Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's performance can be found on the Trust's website at http://investments.miraeasset.us or by calling 1-888-335-3417.

The bar chart below shows the Fund’s annual returns for Class I Shares.  The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-335-3417
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://investments.miraeasset.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class I Shares*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The performance information shown above is based on a calendar year. The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2012 was 2.78%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	6.30%	12/31/2011
Worst Quarter:	-27.73%	9/30/2011

Year to Date Return, Label	rr_YearToDateReturnLabel	The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.73%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the MSCI Emerging Markets Index, a broad-based securities index. For additional information regarding this index, see “Description of Fund Benchmarks” starting on page 48 of this Prospectus.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.20%)
Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.82%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.97%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.85%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	(a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	752
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,054
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,309
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,252
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	752
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,054
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,309
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,252
1 Year	rr_AverageAnnualReturnYear01	(24.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	5.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.32%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.72%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.60%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	363
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,728
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,125
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,345
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	263
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,728
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,125
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,345
1 Year	rr_AverageAnnualReturnYear01	(21.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.31%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.71%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.60%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,060
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,970
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,300
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,060
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,970
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,300
Annual Return 2011	rr_AnnualReturn2011	(19.91%)
1 Year	rr_AverageAnnualReturnYear01	(19.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.61%)
Class I Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.50%)

[1]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.85% (for Class A Shares), 2.60% (for Class C Shares) and 1.60% (for Class I Shares) of average daily net assets through August 31, 2013. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2013 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Funds" section beginning on page 49 of the Prospectus.

Asia Sector Leader Fund
Asia Sector Leader Fund
Investment Objective
The investment objective of Asia Sector Leader Fund (the “Fund”) is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Asia Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 54 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 44 of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Asia Sector Leader Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Asia Sector Leader Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		7.13%	7.43%	3.90%
Total Annual Fund Operating Expenses		8.38%	9.43%	4.90%
Fee Waiver and Expense Reimbursement	[1]	(6.58%)	(6.88%)	(3.35%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1]	1.80%	2.55%	1.55%
[1]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.80% (for Class A Shares), 2.55% (for Class C Shares) and 1.55% (for Class I Shares) of average daily net assets through August 31, 2013. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2013 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Funds" section beginning on page 49 of the Prospectus.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Asia Sector Leader Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	747	2,323	3,794	7,057
Class C Shares	358	2,106	3,793	7,400
Class I Shares	158	1,172	2,189	4,740

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Asia Sector Leader Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	747	2,323	3,794	7,057
Class C Shares	258	2,106	3,793	7,400
Class I Shares	158	1,172	2,189	4,740

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 322% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, Asia Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Asia, excluding Japan or (ii) that are tied economically to Asia, excluding Japan, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

The Investment Manager considers Asia to include, primarily, China (including Hong Kong and Macau), India, Indonesia, South Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand.  The Investment Manager determines that an investment is tied economically to Asia, excluding Japan, if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in Asia, excluding Japan; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in Asia, excluding Japan; 3) the investment is included in an index representative of Asia, excluding Japan; and 4) the investment is exposed to the economic risks and returns of Asia, excluding Japan.

For market capitalization determination, the Investment Manager considers, on a country-by-country basis, the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS.

For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.  The Fund may invest in securities of any market capitalization.

Principal Risks of Investment in the Fund

Asia Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various countries in Asia. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies.  As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could affect significantly the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Risks of Investing in Asia – Because the Fund concentrates its investments in Asia, excluding Japan, the Fund’s performance will be closely tied to economic and political conditions in Asia and geopolitical conditions in Asia, including the risk of severe political and military disruption. As a region, Asia comprises countries in all stages of economic development, and many of the economies of these countries are intertwined, which may cause them to experience recessions at the same time. In addition, natural disasters might have a substantial economic impact on affected regions, at least temporarily.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows the Fund’s performance during its first full calendar year of operations.  The table shows how the Fund’s average annual returns compare with those of the MSCI Asia ex-Japan Index.  If the Investment Manager had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown.  Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's performance can be found on the Trust's website at http://investments.miraeasset.us or by calling 1-888-335-3417.

The bar chart below shows the Fund’s annual returns for Class I Shares.  The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares*

* The performance information shown above is based on a calendar year. The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2012 was 8.73%.

Best Quarter:	7.16%	12/31/2011
Worst Quarter:	-27.50%	9/30/2011

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges.  The table further compares the Fund’s performance over time to that of the MSCI Asia ex-Japan Index, a broad-based securities index. For additional information regarding this index, see “Description of Fund Benchmarks” starting on page 48 of this Prospectus.

Average Annual Returns Asia Sector Leader Fund	1 Year	Since Inception	Inception Date
Class I Shares	(20.12%)	(14.02%)	Sep 24, 2010
Class I Shares After Taxes on Distributions	(20.07%)	(13.99%)
Class I Shares After Taxes on Distributions and Sale of Fund Shares	(13.02%)	(11.84%)
Class A Shares	(24.94%)	(18.26%)	Sep 24, 2010
Class C Shares	(21.58%)	(14.85%)	Sep 24, 2010
MSCI Asia ex-Japan Index (reflects no deduction for fees, expenses or taxes)	(17.07%)	(8.02%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Asia Sector Leader Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Asia Sector Leader Fund (the “Fund”) is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of Asia Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 54 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 44 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 322% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	322.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, Asia Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Asia, excluding Japan or (ii) that are tied economically to Asia, excluding Japan, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

The Investment Manager considers Asia to include, primarily, China (including Hong Kong and Macau), India, Indonesia, South Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand.  The Investment Manager determines that an investment is tied economically to Asia, excluding Japan, if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in Asia, excluding Japan; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in Asia, excluding Japan; 3) the investment is included in an index representative of Asia, excluding Japan; and 4) the investment is exposed to the economic risks and returns of Asia, excluding Japan.

For market capitalization determination, the Investment Manager considers, on a country-by-country basis, the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS.

For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.  The Fund may invest in securities of any market capitalization.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, Asia Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Asia, excluding Japan or (ii) that are tied economically to Asia, excluding Japan, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Asia Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various countries in Asia. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies.  As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could affect significantly the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Risks of Investing in Asia – Because the Fund concentrates its investments in Asia, excluding Japan, the Fund’s performance will be closely tied to economic and political conditions in Asia and geopolitical conditions in Asia, including the risk of severe political and military disruption. As a region, Asia comprises countries in all stages of economic development, and many of the economies of these countries are intertwined, which may cause them to experience recessions at the same time. In addition, natural disasters might have a substantial economic impact on affected regions, at least temporarily.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows the Fund’s performance during its first full calendar year of operations.  The table shows how the Fund’s average annual returns compare with those of the MSCI Asia ex-Japan Index.  If the Investment Manager had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown.  Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's performance can be found on the Trust's website at http://investments.miraeasset.us or by calling 1-888-335-3417.

The bar chart below shows the Fund’s annual returns for Class I Shares.  The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-335-3417
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://investments.miraeasset.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class I Shares*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The performance information shown above is based on a calendar year. The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2012 was 8.73%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	7.16%	12/31/2011
Worst Quarter:	-27.50%	9/30/2011

Year to Date Return, Label	rr_YearToDateReturnLabel	The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.50%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges.  The table further compares the Fund’s performance over time to that of the MSCI Asia ex-Japan Index, a broad-based securities index. For additional information regarding this index, see “Description of Fund Benchmarks” starting on page 48 of this Prospectus.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
MSCI Asia ex-Japan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.02%)
Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.38%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.58%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.80%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	(a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	747
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,323
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,794
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,057
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	747
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,323
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,794
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	7,057
1 Year	rr_AverageAnnualReturnYear01	(24.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	(18.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	7.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.43%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.88%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.55%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	358
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,106
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,793
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,400
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	258
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,106
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,793
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	7,400
1 Year	rr_AverageAnnualReturnYear01	(21.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.90%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.35%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.55%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,172
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,189
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,740
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,172
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,189
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,740
Annual Return 2011	rr_AnnualReturn2011	(20.12%)
1 Year	rr_AverageAnnualReturnYear01	(20.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(20.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.99%)
Class I Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.84%)

[1]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.80% (for Class A Shares), 2.55% (for Class C Shares) and 1.55% (for Class I Shares) of average daily net assets through August 31, 2013. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2013 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Funds" section beginning on page 49 of the Prospectus.

China Sector Leader Fund
China Sector Leader Fund
Investment Objective
The investment objective of China Sector Leader Fund (the “Fund”) is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of China Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 54 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 44 of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees China Sector Leader Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses China Sector Leader Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		7.55%	7.38%	4.12%
Total Annual Fund Operating Expenses		9.00%	9.58%	5.32%
Fee Waiver and Expense Reimbursement	[1]	(7.05%)	(6.88%)	(3.62%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1]	1.95%	2.70%	1.70%
[1]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.95% (for Class A Shares), 2.70% (for Class C Shares) and 1.70% (for Class I Shares) of average daily net assets through August 31, 2013. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2013 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Funds" section beginning on page 49 of the Prospectus.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example China Sector Leader Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	762	2,441	3,988	7,346
Class C Shares	373	2,144	3,848	7,470
Class I Shares	173	1,268	2,357	5,048

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption China Sector Leader Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	762	2,441	3,988	7,346
Class C Shares	273	2,144	3,848	7,470
Class I Shares	173	1,268	2,357	5,048

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 302% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, China Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in China or (ii) that are tied economically to China, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

China includes its special administrative regions, including Hong Kong and Macau. The Investment Manager determines that an investment is tied economically to China if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in China; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in China; 3) the investment is included in an index representative of China; and 4) the investment is exposed to the economic risks and returns of China.

For market capitalization determination, the Investment Manager considers the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS.

For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Fund may invest in B shares listed on the Shanghai and Shenzhen stock exchanges; H shares, Red Chip shares and shares of Hong Kong-domiciled companies and Macau-domiciled companies, all listed on the Hong Kong Stock Exchange; and shares of companies that conduct their business in China but are listed on overseas exchanges.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.  The Fund may invest in securities of any market capitalization.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer companies than diversified funds.

Principal Risks of Investment in the Fund

China Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies.  As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Geographic Concentration Risk – The Fund will invest primarily in securities of issuers in China. Therefore, social, political and economic conditions and changes in the regulatory, tax or economic policy in China could affect significantly the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Risks of Investing in China – Because the Fund concentrates its investments in China, including Hong Kong and Macau, the Fund’s performance will be closely tied to their economic and political conditions and the geopolitical conditions in China. Military conflicts, in response to either internal social unrest or conflicts with other countries, could disrupt economic development in this region. Territorial border disputes persist with certain neighboring countries. In addition, natural disasters might have a substantial economic impact on affected regions, at least temporarily. In addition, changes in the regulatory environment may also impact the securities market, and other changes in the legal, tax and regulatory regime in China may also adversely affect the performance of the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows the Fund’s performance during its first full calendar year of operations.  The table shows how the Fund’s average annual returns compare with those of the MSCI China Index.  If the Investment Manager had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown.  Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's performance can be found on the Trust's website at http://investments.miraeasset.us or by calling 1-888-335-3417.

The bar chart below shows the Fund’s annual returns for Class I Shares.  The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares*

* The performance information shown above is based on a calendar year. The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2012 was 2.68%.

Best Quarter:	9.01%	12/31/2011
Worst Quarter:	-30.62%	9/30/2011

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges.  The table further compares the Fund’s performance over time to that of the MSCI China Index, a broad-based securities index. For additional information regarding this index, see “Description of Fund Benchmarks” starting on page 48 of this Prospectus.

Average Annual Returns China Sector Leader Fund	1 Year	Since Inception	Inception Date
Class I Shares	(23.81%)	(13.88%)	Sep 24, 2010
Class I Shares After Taxes on Distributions	(26.36%)	(16.16%)
Class I Shares After Taxes on Distributions and Sale of Fund Shares	(15.45%)	(13.04%)
Class A Shares	(28.20%)	(17.88%)	Sep 24, 2010
Class C Shares	(25.11%)	(14.61%)	Sep 24, 2010
MSCI China Index (reflects no deduction for fees, expenses or taxes)	(18.24%)	(13.37%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	China Sector Leader Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of China Sector Leader Fund (the “Fund”) is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of China Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 54 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 44 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 302% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	302.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, China Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in China or (ii) that are tied economically to China, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Investment Manager generally considers “highly ranked” to mean first or second. In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

China includes its special administrative regions, including Hong Kong and Macau. The Investment Manager determines that an investment is tied economically to China if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in China; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in China; 3) the investment is included in an index representative of China; and 4) the investment is exposed to the economic risks and returns of China.

For market capitalization determination, the Investment Manager considers the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS.

For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Fund may invest in B shares listed on the Shanghai and Shenzhen stock exchanges; H shares, Red Chip shares and shares of Hong Kong-domiciled companies and Macau-domiciled companies, all listed on the Hong Kong Stock Exchange; and shares of companies that conduct their business in China but are listed on overseas exchanges.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.  The Fund may invest in securities of any market capitalization.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer companies than diversified funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, China Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in China or (ii) that are tied economically to China, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

China Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies.  As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Geographic Concentration Risk – The Fund will invest primarily in securities of issuers in China. Therefore, social, political and economic conditions and changes in the regulatory, tax or economic policy in China could affect significantly the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Risks of Investing in China – Because the Fund concentrates its investments in China, including Hong Kong and Macau, the Fund’s performance will be closely tied to their economic and political conditions and the geopolitical conditions in China. Military conflicts, in response to either internal social unrest or conflicts with other countries, could disrupt economic development in this region. Territorial border disputes persist with certain neighboring countries. In addition, natural disasters might have a substantial economic impact on affected regions, at least temporarily. In addition, changes in the regulatory environment may also impact the securities market, and other changes in the legal, tax and regulatory regime in China may also adversely affect the performance of the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows the Fund’s performance during its first full calendar year of operations.  The table shows how the Fund’s average annual returns compare with those of the MSCI China Index.  If the Investment Manager had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown.  Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's performance can be found on the Trust's website at http://investments.miraeasset.us or by calling 1-888-335-3417.

The bar chart below shows the Fund’s annual returns for Class I Shares.  The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-335-3417
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://investments.miraeasset.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class I Shares*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The performance information shown above is based on a calendar year. The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2012 was 2.68%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	9.01%	12/31/2011
Worst Quarter:	-30.62%	9/30/2011

Year to Date Return, Label	rr_YearToDateReturnLabel	The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.62%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges.  The table further compares the Fund’s performance over time to that of the MSCI China Index, a broad-based securities index. For additional information regarding this index, see “Description of Fund Benchmarks” starting on page 48 of this Prospectus.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
MSCI China Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.37%)
Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.00%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.95%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	(a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	762
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,441
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,988
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,346
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	762
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,441
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,988
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	7,346
1 Year	rr_AverageAnnualReturnYear01	(28.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	7.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.58%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.88%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.70%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	373
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,848
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,470
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	273
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,144
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,848
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	7,470
1 Year	rr_AverageAnnualReturnYear01	(25.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.32%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.62%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.70%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	173
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,268
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,048
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,268
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,357
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,048
Annual Return 2011	rr_AnnualReturn2011	(23.81%)
1 Year	rr_AverageAnnualReturnYear01	(23.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.88%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(26.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(16.16%)
Class I Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.04%)

[1]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.95% (for Class A Shares), 2.70% (for Class C Shares) and 1.70% (for Class I Shares) of average daily net assets through August 31, 2013. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2013 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Funds" section beginning on page 49 of the Prospectus.

Brazil Sector Leader Fund
Brazil Sector Leader Fund
Investment Objective
The investment objective of Brazil Sector Leader Fund (the “Fund”) is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Brazil Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 54 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 44 of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Brazil Sector Leader Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Brazil Sector Leader Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		7.07%	7.50%	4.05%
Total Annual Fund Operating Expenses		8.32%	9.50%	5.05%
Fee Waiver and Expense Reimbursement	[1]	(6.57%)	(7.00%)	(3.55%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1]	1.75%	2.50%	1.50%
[1]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.75% (for Class A Shares), 2.50% (for Class C Shares) and 1.50% (for Class I Shares) of average daily net assets through August 31, 2013. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2013 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Funds" section beginning on page 49 of the Prospectus.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Brazil Sector Leader Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	743	2,309	3,772	7,027
Class C Shares	353	2,114	3,811	7,429
Class I Shares	153	1,197	2,241	4,846

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Brazil Sector Leader Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	743	2,309	3,772	7,027
Class C Shares	253	2,114	3,811	7,429
Class I Shares	153	1,197	2,241	4,846

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, Brazil Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Brazil or (ii) that are tied economically to Brazil, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Investment Manager generally considers “highly ranked” to mean first or second.  In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

The Investment Manager determines that an investment is tied economically to Brazil if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in Brazil; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in Brazil; 3) the investment is included in an index representative of Brazil; and 4) the investment is exposed to the economic risks and returns of Brazil.

For market capitalization determination, the Investment Manager considers the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS.

For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.  The Fund may invest in securities of any market capitalization.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer companies than diversified funds.

Principal Risks of Investment in the Fund

Brazil Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Commodity Exposure Risk – The agricultural and mining sectors of Brazil’s economy account for a large portion of its exports and the economy is, therefore, particularly sensitive to fluctuations in commodity prices. Any changes in these sectors or fluctuations in the commodity markets could have an adverse impact on the Brazilian economy.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies.  As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Geographic Concentration Risk – The Fund will invest primarily in securities of issuers in Brazil. Therefore, social, political and economic conditions and changes in the regulatory, tax or economic policy in Brazil could affect significantly the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Risks of Investing in Brazil – Because the Fund concentrates its investments in Brazil, the Fund’s performance will be closely tied to economic and political as well as geopolitical conditions in Brazil and its surrounding region, including Latin American countries. Certain political, economic and legal factors have contributed to, and will continue to contribute to, a high level of price volatility in the Brazilian equity and currency markets and could adversely affect investments in the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows the Fund’s performance during its first full calendar year of operations.  The table shows how the Fund’s average annual returns compare with those of the MSCI Brazil Index and MSCI Brazil 10/40 Index.  The MSCI Brazil 10/40 Index is relevant to the Fund because it more closely reflects the Fund’s investment strategies.  If the Investment Manager had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown.  Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's performance can be found on the Trust's website at http://investments.miraeasset.us or by calling 1-888-335-3417.

The bar chart below shows the Fund’s annual returns for Class I Shares.  The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares*

* The performance information shown above is based on a calendar year. The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2012 was -6.11%.

Best Quarter:	8.27%	12/31/2011
Worst Quarter:	-32.70%	9/30/2011

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges.  The table further compares the Fund’s performance over time to that of the MSCI Brazil Index, a broad-based securities index, and the MSCI Brazil 10/40 Index. For additional information regarding these indices, see “Description of Fund Benchmarks” starting on page 48 of this Prospectus.

Average Annual Returns Brazil Sector Leader Fund	1 Year	Since Inception	Inception Date
Class I Shares	(27.53%)	(15.02%)	Sep 24, 2010
Class I Shares After Taxes on Distributions	(29.66%)	(17.04%)
Class I Shares After Taxes on Distributions and Sale of Fund Shares	(17.70%)	(13.78%)
Class A Shares	(31.66%)	(18.93%)	Sep 24, 2010
Class C Shares	(28.62%)	(15.60%)	Sep 24, 2010
MSCI Brazil Index (reflects no deduction for fees, expenses or taxes)	(21.59%)	(12.58%)
MSCI Brazil 10/40 Index (reflects no deduction for fees, expenses or taxes)	(19.69%)	(11.25%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Brazil Sector Leader Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Brazil Sector Leader Fund (the “Fund”) is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of Brazil Sector Leader Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 54 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 44 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	119.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, Brazil Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Brazil or (ii) that are tied economically to Brazil, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders. Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Sector Leaders” to be those issuers that are highly ranked, or those that the Investment Manager expects to be highly ranked in the future, in terms of market share or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Investment Manager generally considers “highly ranked” to mean first or second.  In determining whether an issuer is, or is likely to be, highly ranked, the Investment Manager considers, among other things: 1) issuers with a sustainable long-term business model or strategy that the Investment Manager considers to be a competitive advantage; 2) issuers with businesses that the Investment Manager expects to benefit from long-term economic trends; and 3) issuers with management practices and philosophies that the Investment Manager considers beneficial to shareholder value.

The Investment Manager determines that an investment is tied economically to Brazil if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in Brazil; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in Brazil; 3) the investment is included in an index representative of Brazil; and 4) the investment is exposed to the economic risks and returns of Brazil.

For market capitalization determination, the Investment Manager considers the rankings published by generally recognized classification systems, such as the MSCI Global Industry Classification System (“MSCI GICS”). The Investment Manager may invest in issuers across all industry sectors, as defined by MSCI GICS.

For market share determination, the Investment Manager generally uses its proprietary analysis of an issuer’s competitive positioning within its respective industry on a province, state, country or regional basis. The Investment Manager also may consider product segments or types of services provided by an issuer that are outside of the issuer’s generally recognized industry classification. The Investment Manager’s proprietary analysis may include consideration of third-party data on market share.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.  The Fund may invest in securities of any market capitalization.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended, which means that it can invest more of its assets in fewer companies than diversified funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, Brazil Sector Leader Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Brazil or (ii) that are tied economically to Brazil, provided that, in either case, the issuers of any such securities are deemed by the Investment Manager to be Sector Leaders.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Brazil Sector Leader Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Commodity Exposure Risk – The agricultural and mining sectors of Brazil’s economy account for a large portion of its exports and the economy is, therefore, particularly sensitive to fluctuations in commodity prices. Any changes in these sectors or fluctuations in the commodity markets could have an adverse impact on the Brazilian economy.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies.  As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Geographic Concentration Risk – The Fund will invest primarily in securities of issuers in Brazil. Therefore, social, political and economic conditions and changes in the regulatory, tax or economic policy in Brazil could affect significantly the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Risks of Investing in Brazil – Because the Fund concentrates its investments in Brazil, the Fund’s performance will be closely tied to economic and political as well as geopolitical conditions in Brazil and its surrounding region, including Latin American countries. Certain political, economic and legal factors have contributed to, and will continue to contribute to, a high level of price volatility in the Brazilian equity and currency markets and could adversely affect investments in the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund. The bar chart shows the Fund’s performance during its first full calendar year of operations.  The table shows how the Fund’s average annual returns compare with those of the MSCI Brazil Index and MSCI Brazil 10/40 Index.  The MSCI Brazil 10/40 Index is relevant to the Fund because it more closely reflects the Fund’s investment strategies.  If the Investment Manager had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown.  Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's performance can be found on the Trust's website at http://investments.miraeasset.us or by calling 1-888-335-3417.

The bar chart below shows the Fund’s annual returns for Class I Shares.  The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI Brazil 10/40 Index is relevant to the Fund because it more closely reflects the Fund's investment strategies.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-335-3417
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://investments.miraeasset.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class I Shares*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The performance information shown above is based on a calendar year. The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2012 was -6.11%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	8.27%	12/31/2011
Worst Quarter:	-32.70%	9/30/2011

Year to Date Return, Label	rr_YearToDateReturnLabel	The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(6.11%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.70%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges.  The table further compares the Fund’s performance over time to that of the MSCI Brazil Index, a broad-based securities index, and the MSCI Brazil 10/40 Index. For additional information regarding these indices, see “Description of Fund Benchmarks” starting on page 48 of this Prospectus.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
MSCI Brazil Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(21.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.58%)
MSCI Brazil 10/40 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.25%)
Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.07%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.32%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.57%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.75%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	(a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	743
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,309
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,772
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,027
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	743
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,309
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,772
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	7,027
1 Year	rr_AverageAnnualReturnYear01	(31.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(18.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	7.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.50%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.00%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	353
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,114
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,811
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,429
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,114
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,811
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	7,429
1 Year	rr_AverageAnnualReturnYear01	(28.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.05%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.55%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,197
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,846
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,197
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,241
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,846
Annual Return 2011	rr_AnnualReturn2011	(27.53%)
1 Year	rr_AverageAnnualReturnYear01	(27.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.02%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(29.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.04%)
Class I Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.78%)

[1]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.75% (for Class A Shares), 2.50% (for Class C Shares) and 1.50% (for Class I Shares) of average daily net assets through August 31, 2013. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2013 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Funds" section beginning on page 49 of the Prospectus.

Emerging Markets Great Consumer Fund
Emerging Markets Great Consumer Fund
Investment Objective
The investment objective of Emerging Markets Great Consumer Fund (“EM Great Consumer Fund” or the “Fund”) is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of EM Great Consumer Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 54 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 44 of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Emerging Markets Great Consumer Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Emerging Markets Great Consumer Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.05%	1.05%	1.05%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		5.54%	6.15%	3.19%
Total Annual Fund Operating Expenses		6.84%	8.20%	4.24%
Fee Waiver and Expense Reimbursement	[1]	(4.99%)	(5.60%)	(2.64%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1]	1.85%	2.60%	1.60%
[1]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.85% (for Class A Shares), 2.60% (for Class C Shares) and 1.60% (for Class I Shares) of average daily net assets through August 31, 2013. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2013 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Funds" section beginning on page 49 of the Prospectus.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Emerging Markets Great Consumer Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	752	2,058	3,316	6,264
Class C Shares	363	1,889	3,413	6,815
Class I Shares	163	1,046	1,943	4,246

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Emerging Markets Great Consumer Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	752	2,058	3,316	6,264
Class C Shares	263	1,889	3,413	6,815
Class I Shares	163	1,046	1,943	4,246

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, EM Great Consumer Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the “Great Consumer.” Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Great Consumer” as the collective direct and indirect economic effect resulting from increased consumption activities and growing purchasing power of individuals within the world’s emerging economies.

The Investment Manager considers an emerging market country to include any country that is: 1) generally recognized to be an emerging country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. The Investment Manager determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in an emerging market; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; 3) the investment is included in an index representative of emerging markets; and 4) the investment is exposed to the economic risks and returns of emerging markets.

The Investment Manager expects that emerging markets will experience rapid growth in domestic consumption and that key themes will drive this consumption, including population growth, increasing industrialization, income growth, wealth accumulation, increasing consumption among youths and pursuit of a higher quality of life.  The Fund will invest in issuers across a range of industry sectors that may benefit from increasing domestic consumption, including, but not limited to, consumer staples, consumer discretionary, financial, information technology, healthcare and telecommunication services.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors.  The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Fund may invest in securities of any market capitalization. Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, in no event will the Fund be invested in fewer than three countries at any given time. Under normal market conditions, the Fund intends to invest substantially all of its net assets in non-U.S. companies.

Principal Risks of Investment in the Fund

EM Great Consumer Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various emerging market countries. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies.  As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could affect significantly the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund.  The bar chart shows the Fund’s performance during its first full calendar year of operations.  The table shows how the Fund’s average annual returns compare with those of the MSCI Emerging Markets Index.  Class A and Class C Shares commenced operations on November 4, 2010.  Performance of Class A and Class C Shares for periods prior to November 4, 2010 is based on the historical performance of Class I Shares and has been adjusted to reflect the expenses applicable to Class A and Class C Shares, as applicable. If the Investment Manager had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown.  Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be found on the Trust's website at http://investments.miraeasset.us or by calling 1-888-335-3417.

The bar chart below shows the Fund’s annual returns for Class I Shares.  The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares*

* The performance information shown above is based on a calendar year. The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2012 was 11.96%.

Best Quarter:	7.27%	6/30/2011
Worst Quarter:	-22.56%	9/30/2011

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the MSCI Emerging Markets Index, a broad-based securities index. For additional information regarding this index, see “Description of Fund Benchmarks” starting on page 48 of this Prospectus.

Average Annual Returns Emerging Markets Great Consumer Fund	1 Year	Since Inception	Inception Date
Class I Shares	(16.82%)	(5.36%)	Sep 24, 2010
Class I Shares After Taxes on Distributions	(17.81%)	(6.25%)
Class I Shares After Taxes on Distributions and Sale of Fund Shares	(10.78%)	(5.00%)
Class A Shares	(21.83%)	(9.93%)	Sep 24, 2010
Class C Shares	(18.44%)	(6.33%)	Sep 24, 2010
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	(18.17%)	(8.20%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Great Consumer Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Emerging Markets Great Consumer Fund (“EM Great Consumer Fund” or the “Fund”) is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of EM Great Consumer Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 54 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 44 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, EM Great Consumer Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the “Great Consumer.” Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Great Consumer” as the collective direct and indirect economic effect resulting from increased consumption activities and growing purchasing power of individuals within the world’s emerging economies.

The Investment Manager considers an emerging market country to include any country that is: 1) generally recognized to be an emerging country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index. The Investment Manager determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in an emerging market; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; 3) the investment is included in an index representative of emerging markets; and 4) the investment is exposed to the economic risks and returns of emerging markets.

The Investment Manager expects that emerging markets will experience rapid growth in domestic consumption and that key themes will drive this consumption, including population growth, increasing industrialization, income growth, wealth accumulation, increasing consumption among youths and pursuit of a higher quality of life.  The Fund will invest in issuers across a range of industry sectors that may benefit from increasing domestic consumption, including, but not limited to, consumer staples, consumer discretionary, financial, information technology, healthcare and telecommunication services.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors.  The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Fund may invest in securities of any market capitalization. Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, in no event will the Fund be invested in fewer than three countries at any given time. Under normal market conditions, the Fund intends to invest substantially all of its net assets in non-U.S. companies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, EM Great Consumer Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the "Great Consumer.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

EM Great Consumer Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various emerging market countries. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies.  As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could affect significantly the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund.  The bar chart shows the Fund’s performance during its first full calendar year of operations.  The table shows how the Fund’s average annual returns compare with those of the MSCI Emerging Markets Index.  Class A and Class C Shares commenced operations on November 4, 2010.  Performance of Class A and Class C Shares for periods prior to November 4, 2010 is based on the historical performance of Class I Shares and has been adjusted to reflect the expenses applicable to Class A and Class C Shares, as applicable. If the Investment Manager had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown.  Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund's performance can be found on the Trust's website at http://investments.miraeasset.us or by calling 1-888-335-3417.

The bar chart below shows the Fund’s annual returns for Class I Shares.  The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-335-3417
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://investments.miraeasset.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class I Shares*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The performance information shown above is based on a calendar year. The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2012 was 11.96%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	7.27%	6/30/2011
Worst Quarter:	-22.56%	9/30/2011

Year to Date Return, Label	rr_YearToDateReturnLabel	The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.96%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.27%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.56%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges. The table further compares the Fund’s performance over time to that of the MSCI Emerging Markets Index, a broad-based securities index. For additional information regarding this index, see “Description of Fund Benchmarks” starting on page 48 of this Prospectus.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.20%)
Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	5.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.84%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.99%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.85%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	(a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	752
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,058
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,316
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,264
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	752
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,058
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,316
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,264
1 Year	rr_AverageAnnualReturnYear01	(21.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	6.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.20%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.60%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.60%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	363
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,889
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,413
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,815
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	263
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,889
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,413
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,815
1 Year	rr_AverageAnnualReturnYear01	(18.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.24%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.64%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.60%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,046
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,943
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,246
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,046
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,943
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,246
Annual Return 2011	rr_AnnualReturn2011	(16.82%)
1 Year	rr_AverageAnnualReturnYear01	(16.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.81%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.25%)
Class I Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.78%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.00%)

[1]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.85% (for Class A Shares), 2.60% (for Class C Shares) and 1.60% (for Class I Shares) of average daily net assets through August 31, 2013. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2013 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Funds" section beginning on page 49 of the Prospectus.

Asia Great Consumer Fund
Asia Great Consumer Fund
Investment Objective
The investment objective of Asia Great Consumer Fund (the “Fund”) is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Asia Great Consumer Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 54 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 44 of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Asia Great Consumer Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Asia Great Consumer Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		6.13%	7.21%	3.20%
Total Annual Fund Operating Expenses		7.38%	9.21%	4.20%
Fee Waiver and Expense Reimbursement	[1]	(5.58%)	(6.66%)	(2.65%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1]	1.80%	2.55%	1.55%
[1]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.80% (for Class A Shares), 2.55% (for Class C Shares) and 1.55% (for Class I Shares) of average daily net assets through August 31, 2013. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2013 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Funds" section beginning on page 49 of the Prospectus.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Asia Great Consumer Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	747	2,149	3,485	6,556
Class C Shares	358	2,067	3,726	7,301
Class I Shares	158	1,034	1,924	4,212

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Asia Great Consumer Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	747	2,149	3,485	6,556
Class C Shares	258	2,067	3,726	7,301
Class I Shares	158	1,034	1,924	4,212

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 205% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, Asia Great Consumer Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Asia, excluding Japan, or (ii) that are tied economically to Asia, excluding Japan, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the “Great Consumer.”  Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Great Consumer” as the collective direct and indirect economic effect resulting from increased consumption activities and growing purchasing power of individuals within the world’s emerging economies.

The Investment Manager considers Asia to include, primarily, China (including Hong Kong and Macau), India, Indonesia, South Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand.  The Investment Manager determines that an investment is tied economically to Asia, excluding Japan, if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in Asia, excluding Japan; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in Asia, excluding Japan; 3) the investment is included in an index representative of Asia, excluding Japan; and 4) the investment is exposed to the economic risks and returns of Asia, excluding Japan.

The Investment Manager expects that emerging markets will experience rapid growth in domestic consumption and that key themes will drive this consumption, including population growth, increasing industrialization, income growth, wealth accumulation, increasing consumption among youths and pursuit of a higher quality of life.  The Fund will invest in issuers across a range of industry sectors that may benefit from increasing domestic consumption, including, but not limited to, consumer staples, consumer discretionary, financial, information technology, healthcare and telecommunication services.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.  The Fund may invest in securities of any market capitalization.

Principal Risks of Investment in the Fund

Asia Great Consumer Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various countries in Asia. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies.  As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could affect significantly the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Risks of Investing in Asia – Because the Fund concentrates its investments in Asia, excluding Japan, the Fund’s performance will be closely tied to economic and political conditions in Asia and geopolitical conditions in Asia, including the risk of severe political and military disruption. As a region, Asia comprises countries in all stages of economic development, and many of the economies of these countries are intertwined, which may cause them to experience recessions at the same time. In addition, natural disasters might have a substantial economic impact on affected regions, at least temporarily.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Performance Information

The bar chart and table below provide an indication of the risks of an investment in the Fund.  The bar chart shows the Fund’s performance during its first full calendar year of operations.  The table shows how the Fund’s average annual returns compare with those of the MSCI Asia ex-Japan Index.  Class A and Class C Shares commenced operations on November 4, 2010.  Performance of Class A and Class C Shares for periods prior to November 4, 2010 is based on the historical performance of Class I Shares and has been adjusted to reflect the expenses applicable to Class A and Class C Shares, as applicable.  If the Investment Manager had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown.  Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's performance can be found on the Trust's website at http://investments.miraeasset.us or by calling 1-888-335-3417.

The bar chart below shows the Fund’s annual returns for Class I Shares.  The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Annual Total Returns as of 12/31 for Class I Shares*

* The performance information shown above is based on a calendar year. The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2012 was 15.37%.

Best Quarter:	4.24%	6/30/2011
Worst Quarter:	-21.85%	9/30/2011

Average Annual Total Returns (for the periods ended December 31, 2011)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges.  The table further compares the Fund’s performance over time to that of the MSCI Asia ex-Japan Index, a broad-based securities index. For additional information regarding this index, see “Description of Fund Benchmarks” starting on page 48 of this Prospectus.

Average Annual Returns Asia Great Consumer Fund	1 Year	Since Inception	Inception Date
Class I Shares	(19.12%)	(17.21%)	Sep 24, 2010
Class I Shares After Taxes on Distributions	(19.12%)	(17.21%)
Class I Shares After Taxes on Distributions and Sale of Fund Shares	(12.43%)	(14.57%)
Class A Shares	(23.86%)	(21.16%)	Sep 24, 2010
Class C Shares	(20.68%)	(18.03%)	Sep 24, 2010
MSCI Asia ex-Japan Index (reflects no deduction for fees, expenses or taxes)	(17.07%)	(8.02%)

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Asia Great Consumer Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Asia Great Consumer Fund (the “Fund”) is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of Asia Great Consumer Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 54 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 44 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 205% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	205.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, Asia Great Consumer Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Asia, excluding Japan, or (ii) that are tied economically to Asia, excluding Japan, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the “Great Consumer.”  Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Great Consumer” as the collective direct and indirect economic effect resulting from increased consumption activities and growing purchasing power of individuals within the world’s emerging economies.

The Investment Manager considers Asia to include, primarily, China (including Hong Kong and Macau), India, Indonesia, South Korea, Malaysia, Philippines, Singapore, Taiwan and Thailand.  The Investment Manager determines that an investment is tied economically to Asia, excluding Japan, if such investment satisfies one or more of the following conditions: 1) the issuer’s primary trading market is in Asia, excluding Japan; 2) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in Asia, excluding Japan; 3) the investment is included in an index representative of Asia, excluding Japan; and 4) the investment is exposed to the economic risks and returns of Asia, excluding Japan.

The Investment Manager expects that emerging markets will experience rapid growth in domestic consumption and that key themes will drive this consumption, including population growth, increasing industrialization, income growth, wealth accumulation, increasing consumption among youths and pursuit of a higher quality of life.  The Fund will invest in issuers across a range of industry sectors that may benefit from increasing domestic consumption, including, but not limited to, consumer staples, consumer discretionary, financial, information technology, healthcare and telecommunication services.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors. The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.  The Fund may invest in securities of any market capitalization.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, Asia Great Consumer Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in Asia, excluding Japan, or (ii) that are tied economically to Asia, excluding Japan, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the "Great Consumer.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Asia Great Consumer Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various countries in Asia. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies.  As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could affect significantly the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Risks of Investing in Asia – Because the Fund concentrates its investments in Asia, excluding Japan, the Fund’s performance will be closely tied to economic and political conditions in Asia and geopolitical conditions in Asia, including the risk of severe political and military disruption. As a region, Asia comprises countries in all stages of economic development, and many of the economies of these countries are intertwined, which may cause them to experience recessions at the same time. In addition, natural disasters might have a substantial economic impact on affected regions, at least temporarily.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide an indication of the risks of an investment in the Fund.  The bar chart shows the Fund’s performance during its first full calendar year of operations.  The table shows how the Fund’s average annual returns compare with those of the MSCI Asia ex-Japan Index.  Class A and Class C Shares commenced operations on November 4, 2010.  Performance of Class A and Class C Shares for periods prior to November 4, 2010 is based on the historical performance of Class I Shares and has been adjusted to reflect the expenses applicable to Class A and Class C Shares, as applicable.  If the Investment Manager had not agreed to waive or reimburse certain Fund expenses during this period, the Fund’s returns would have been less than those shown.  Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's performance can be found on the Trust's website at http://investments.miraeasset.us or by calling 1-888-335-3417.

The bar chart below shows the Fund’s annual returns for Class I Shares.  The returns for Class A Shares and Class C Shares will be lower than Class I Shares’ returns shown in the bar chart because the expenses of the classes differ.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of an investment in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-335-3417
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://investments.miraeasset.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, including before- and after-tax returns, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns as of 12/31 for Class I Shares*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	* The performance information shown above is based on a calendar year. The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2012 was 15.37%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	4.24%	6/30/2011
Worst Quarter:	-21.85%	9/30/2011

Year to Date Return, Label	rr_YearToDateReturnLabel	The Class I Shares year-to date return as of the most recent calendar quarter ended June 30, 2012 was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.85%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns shown in the table below are for Class I Shares of the Fund and after-tax returns for Class A and Class C Shares may vary. The table includes all applicable fees and sales charges.  The table further compares the Fund’s performance over time to that of the MSCI Asia ex-Japan Index, a broad-based securities index. For additional information regarding this index, see “Description of Fund Benchmarks” starting on page 48 of this Prospectus.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2011)
MSCI Asia ex-Japan Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.02%)
Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.38%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.58%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.80%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	(a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	747
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,149
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,485
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,556
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	747
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,149
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,485
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	6,556
1 Year	rr_AverageAnnualReturnYear01	(23.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	(21.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	7.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.21%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.66%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.55%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	358
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,067
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,726
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	7,301
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	258
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,067
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,726
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	7,301
1 Year	rr_AverageAnnualReturnYear01	(20.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	(18.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.20%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.65%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.55%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,034
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,924
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,212
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	158
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,034
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,924
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,212
Annual Return 2011	rr_AnnualReturn2011	(19.12%)
1 Year	rr_AverageAnnualReturnYear01	(19.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 24, 2010
Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(17.21%)
Class I Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.57%)

[1]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.80% (for Class A Shares), 2.55% (for Class C Shares) and 1.55% (for Class I Shares) of average daily net assets through August 31, 2013. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2013 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Funds" section beginning on page 49 of the Prospectus.

Global Great Consumer Fund
Global Great Consumer Fund
Investment Objective
The investment objective of Global Great Consumer Fund (the “Fund”) is to achieve long-term capital growth.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Global Great Consumer Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 54 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 44 of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Global Great Consumer Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Global Great Consumer Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		6.83%	6.84%	3.88%
Total Annual Fund Operating Expenses		8.03%	8.79%	4.83%
Fee Waiver and Expense Reimbursement	[1]	(6.28%)	(6.29%)	(3.33%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1]	1.75%	2.50%	1.50%
[1]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.75% (for Class A Shares), 2.50% (for Class C Shares) and 1.50% (for Class I Shares) of average daily net assets through August 31, 2013. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2013 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Funds" section beginning on page 49 of the Prospectus.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Global Great Consumer Fund (USD $)	1 Year	3 Years
Class A Shares	743	2,258
Class C Shares	353	1,987
Class I Shares	153	1,154

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Global Great Consumer Fund (USD $)	1 Year	3 Years
Class A Shares	743	2,258
Class C Shares	253	1,987
Class I Shares	153	1,154

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period January 31, 2012 (commencement of operations) through April 30, 2012, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal circumstances, Global Great Consumer Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities of issuers in both developed and emerging markets that are expected to be beneficiaries of the “Great Consumer.” Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Great Consumer” as the collective direct and indirect economic effect resulting from increased consumption activities and growing purchasing power of individuals within the world’s emerging economies.

The Investment Manager considers emerging market countries to include any country that is: 1) generally recognized to be an emerging country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index.

The Investment Manager considers developed market countries to include any country that is: 1) generally recognized to be a developed country by the international financial community, including the World Bank; 2) classified by the United Nations as a developed country; or 3) included in the MSCI World Index.

The Investment Manager expects that emerging markets will experience rapid growth in domestic consumption and that key themes will drive this consumption, including population growth, increasing industrialization, income growth, wealth accumulation, increasing consumption among youths and pursuit of a higher quality of life.  The Fund will invest in issuers across a range of industry sectors that may benefit from increasing domestic consumption, including, but not limited to, consumer staples, consumer discretionary, financial, information technology, healthcare and telecommunication services.

When investing in both the developed and emerging markets, the Investment Manager uses a proprietary quantitative model for initial screening, and then looks for issuers that: 1) operate at a high level of sustainable competitiveness; 2) have a significant exposure to emerging markets either by current or planned local operating presence, or current or planned source of revenues; or 3) are expected by the Investment Manager to benefit from a high rate of economic growth in the emerging markets.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors.  The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Fund may invest in securities of any market capitalization.

Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, in no event will the Fund be invested in fewer than three countries at any given time. Under normal market conditions, the Fund will invest at least 40% of its total assets in issuers (i) organized or located outside of the United States, (ii) whose primary trading market is located outside the United States, or (iii) doing a substantial amount of business outside the United States, which the Fund considers to be a company that derives at least 50% of its revenue from business outside the United States or has at least 50% of its assets outside the United States.

Principal Risks of Investment in the Fund

Global Great Consumer Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various developed and emerging markets. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies.  As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets ( i.e. , more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could affect significantly the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Performance Information

As of the date of this Prospectus, Global Great Consumer Fund does not have a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI All Country (“AC”) World Index, the benchmark index selected for the Fund.  This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s benchmark index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Great Consumer Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of Global Great Consumer Fund (the “Fund”) is to achieve long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of Global Great Consumer Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 54 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 44 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period January 31, 2012 (commencement of operations) through April 30, 2012, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, Global Great Consumer Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities of issuers in both developed and emerging markets that are expected to be beneficiaries of the “Great Consumer.” Equity securities consist of common stock and related securities, such as preferred stock and depositary receipts.

The Investment Manager defines “Great Consumer” as the collective direct and indirect economic effect resulting from increased consumption activities and growing purchasing power of individuals within the world’s emerging economies.

The Investment Manager considers emerging market countries to include any country that is: 1) generally recognized to be an emerging country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index.

The Investment Manager considers developed market countries to include any country that is: 1) generally recognized to be a developed country by the international financial community, including the World Bank; 2) classified by the United Nations as a developed country; or 3) included in the MSCI World Index.

The Investment Manager expects that emerging markets will experience rapid growth in domestic consumption and that key themes will drive this consumption, including population growth, increasing industrialization, income growth, wealth accumulation, increasing consumption among youths and pursuit of a higher quality of life.  The Fund will invest in issuers across a range of industry sectors that may benefit from increasing domestic consumption, including, but not limited to, consumer staples, consumer discretionary, financial, information technology, healthcare and telecommunication services.

When investing in both the developed and emerging markets, the Investment Manager uses a proprietary quantitative model for initial screening, and then looks for issuers that: 1) operate at a high level of sustainable competitiveness; 2) have a significant exposure to emerging markets either by current or planned local operating presence, or current or planned source of revenues; or 3) are expected by the Investment Manager to benefit from a high rate of economic growth in the emerging markets.

The Investment Manager buys and sells securities based on its judgment about issuers, the prices of the securities and other economic factors.  The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. The Fund may invest in securities of any market capitalization.

Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, in no event will the Fund be invested in fewer than three countries at any given time. Under normal market conditions, the Fund will invest at least 40% of its total assets in issuers (i) organized or located outside of the United States, (ii) whose primary trading market is located outside the United States, or (iii) doing a substantial amount of business outside the United States, which the Fund considers to be a company that derives at least 50% of its revenue from business outside the United States or has at least 50% of its assets outside the United States.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, Global Great Consumer Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities of issuers in both developed and emerging markets that are expected to be beneficiaries of the "Great Consumer.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Global Great Consumer Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various developed and emerging markets. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Equity Securities Risk; Stock Market Volatility – Equity securities include common and preferred stocks. Stock markets are volatile. The value of equity securities is affected by changes in a company’s financial condition and overall market and economic conditions. Preferred stock may be subject to optional or mandatory redemption provisions.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies.  As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Geographic Concentration Risk – The Fund may invest a substantial amount of its assets ( i.e. , more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could affect significantly the Fund’s performance.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Large-Cap Securities Risk – Securities issued by large-cap companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Small- and Mid-Cap Securities Risk – Securities of small- and mid-sized companies may be more volatile and subject to greater risk than securities of larger companies. Small- and mid-cap companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, Global Great Consumer Fund does not have a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the MSCI All Country (“AC”) World Index, the benchmark index selected for the Fund.  This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s benchmark index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Fund's benchmark index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, Global Great Consumer Fund does not have a full calendar year of investment operations.
Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	6.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.03%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.28%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.75%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	(a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	743
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,258
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	743
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,258
Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	6.84%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.79%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.29%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	2.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	353
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,987
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	253
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,987
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	3.88%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.83%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.33%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.50%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,154
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	153
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,154

[1]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) of the Fund do not exceed 1.75% (for Class A Shares), 2.50% (for Class C Shares) and 1.50% (for Class I Shares) of average daily net assets through August 31, 2013. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2013 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Funds" section beginning on page 49 of the Prospectus.

Global Dynamic Bond Fund
Global Dynamic Bond Fund
Investment Objective
The primary investment objective of Global Dynamic Bond Fund (the “Fund”) is to achieve total return.
As a secondary investment objective, the Fund seeks capital preservation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Global Dynamic Bond Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 15 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 44 of the statement of additional information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Global Dynamic Bond Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	4.50%	none	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	none	1.00%	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 60 days of purchase)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Operating Expenses Global Dynamic Bond Fund		Class A	Class C	Class I
Management Fees		0.65%	0.65%	0.65%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		7.32%	7.33%	4.07%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		8.25%	9.01%	4.75%
Fee Waiver and Expense Reimbursement	[1]	(7.07%)	(7.08%)	(3.82%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	[1]	1.18%	1.93%	0.93%
[1]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses and certain other Fund expenses) of the Fund do not exceed 1.15% (for Class A Shares), 1.90% (for Class C Shares) and 0.90% (for Class I Shares) of average daily net assets through August 31, 2013. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2013 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Fund" section beginning on page 13 of the Prospectus.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Global Dynamic Bond Fund (USD $)	1 Year	3 Years
Class A	565	2,148
Class C	296	1,980
Class I	95	1,086

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Global Dynamic Bond Fund (USD $)	1 Year	3 Years
Class A	565	2,148
Class C	196	1,980
Class I	95	1,086

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period February 29, 2012 (commencement of operations) through April 30, 2012, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal market conditions, Global Dynamic Bond Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in fixed income securities and other instruments that provide exposure to global bond markets.

The Fund may purchase fixed and floating rate debt securities and debt obligations of governments, government-related or corporate issuers worldwide.  The Fund also may invest in bond exchange-traded funds with exposure to foreign and domestic markets.  The Fund may invest in both investment grade and non-investment grade securities of developed and emerging countries. The Fund may have significant exposure to emerging market countries and to non-investment grade (or high yield) securities.  The securities in which the Fund invests may be denominated in foreign currencies or in U.S. dollars. The Fund may invest in securities of companies of any market capitalization. Additionally, the Fund may invest in securities of any maturity or duration.

The Investment Manager considers developed market countries to include any country that is: 1) generally recognized to be a developed country by the international financial community, including the World Bank; 2) classified by the United Nations as a developed country; or 3) included in the MSCI World Index.

The Investment Manager considers emerging market countries to include any country that is: 1) generally recognized to be an emerging country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index.

The Fund also may invest in derivative instruments, including bond futures, interest rate futures, foreign exchange futures, foreign currency forwards, and foreign currency swaps.  The derivative instruments may be used for hedging purposes, to enhance returns or to obtain exposure to various market sectors.  Actual exposures will vary over time.

The Fund employs a top-down, dynamic approach in allocating the Fund’s assets based on the Investment Manager’s judgment of changing market, political, and economic conditions.  The Investment Manager will consider various factors, including evaluation of interest rates, currency exchange rates, and the relative risk and return characteristics of prospective investments when determining how to achieve desired exposures.

The Fund is not managed to a benchmark index.  The  Fund’s Investment Manager will have considerable latitude in allocating the Fund’s investments and in selecting securities and derivative instruments to implement the Fund’s investment approach, and there is no limitation as to the amount of Fund assets required to be invested in any one fixed income asset class or sector.  The Fund’s portfolio may not have the same characteristics as its broad-based securities market indices, the Barclays Global Treasury Majors Index (USD Hedged) and the Barclays U.S. Emerging Markets Bond Index, or its composite securities market index, consisting of 50% Barclays Global Treasury Majors Index (USD Hedged) and 50% Barclays U.S. Emerging Markets Bond Index.

Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, in no event will the Fund be invested in fewer than three countries at any given time. Under normal market conditions, the Fund will invest at least 40% of its total assets in (i) foreign government issuers, (ii) issuers organized or located outside of the United States, (iii) issuers whose primary trading market is located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Fund considers to be a company that derives at least 50% of its revenue from business outside the United States or has at least 50% of its assets outside the United States.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which means that it can invest more of its assets in fewer companies than diversified funds.

Principal Risks of Investment in the Fund

Global Dynamic Bond Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various developed and emerging markets. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Credit Risk – The issuer of a fixed income security, or the counterparty to a contract, such as swaps or other derivatives, may become unable or unwilling to meet its financial obligations. Various market participants, such as rating agencies or pricing services, also may affect the security by downgrading the credit of the issuer of the security, which may decrease the value.

Derivatives Risk – The Fund may utilize derivatives for hedging purposes, to enhance returns or to obtain exposure to various market sectors. The risks of derivatives include liquidity, interest rate, market, credit and management risks. The instrument may be also mispriced or improperly valued, and the Fund could lose more than the principal amount invested. Unpredictable or rapid changes in the currency markets could also negatively affect the value of currency derivatives, such as currency forward/futures contracts. Derivatives also may give rise to increased leverage, and the Fund may become more volatile to market changes. The extent and impact of potential new regulation regarding the derivatives markets is not yet known and may not be known for some time. Such regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Exchange-Traded Funds Risk – The Fund may invest directly in bond exchange-traded funds (“ETFs”). An ETF is generally a passive investment vehicle and generally will not attempt to take defensive positions if the market becomes volatile or adversely affected by certain events.  If the Fund purchases shares of an ETF, shareholders will bear both their proportionate share of the Fund’s expenses and, indirectly, a portion of the ETF’s expenses. In addition, ETFs are subject to risks due to their shares being listed and traded on securities exchanges and there can be no assurance that an active trading market for these particular ETFs will develop or be maintained.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs generally are higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies. As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Geographic Concentration Risk –The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could affect significantly the Fund’s performance.

High Yield Securities Risk – High yield securities (commonly known as “junk bonds”) have higher credit and liquidity risks than investment grade securities. The value of the securities may be more sensitive to, and thus more likely to be adversely affected by, negative market conditions and the market perception of the issuers’ creditworthiness than the value of the investment grade securities. Additionally, high yield securities are also more illiquid and subject to greater price fluctuation than investment grade securities.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Interest Rate Risk – The value of fixed income securities is generally affected by changes in interest rates. The value of the securities will generally decrease when the interest rates increase, and the value of the securities will generally increase when the interest rates decrease. Fixed income securities with longer maturities tend to be more sensitive to changes in interest rates. The changes in interest rates also affect extension or prepayment risk.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Liquidity Risk –Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

Market Risk – The market value of fixed income securities could fluctuate unpredictably or rapidly due to various factors that could affect a few issuers, specific industries, or the entire general securities market.

Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Sovereign Debt Risk – A sovereign debtor may be unable or unwilling to meet its financial obligations of the securities due to its cash flow, the condition of its reserves, the size of the debt service, changed policies toward international lenders, political constraints and other various factors. These risks are further increased for sovereign issuers in emerging markets.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Performance Information

As of the date of this Prospectus, Global Dynamic Bond Fund does not have a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to its broad-based securities market indices, the Barclays Global Treasury Majors Index (USD Hedged) and the Barclays U.S. Emerging Markets Bond Index, and a composite securities market index, consisting of 50% Barclays Global Treasury Majors Index (USD Hedged) and 50% Barclays U.S. Emerging Markets Bond Index. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s broad-based securities market indices and a composite securities market index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Global Dynamic Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of Global Dynamic Bond Fund (the “Fund”) is to achieve total return.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary investment objective, the Fund seeks capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of Global Dynamic Bond Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 15 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section beginning on page 44 of the statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period February 29, 2012 (commencement of operations) through April 30, 2012, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, Global Dynamic Bond Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in fixed income securities and other instruments that provide exposure to global bond markets.

The Fund may purchase fixed and floating rate debt securities and debt obligations of governments, government-related or corporate issuers worldwide.  The Fund also may invest in bond exchange-traded funds with exposure to foreign and domestic markets.  The Fund may invest in both investment grade and non-investment grade securities of developed and emerging countries. The Fund may have significant exposure to emerging market countries and to non-investment grade (or high yield) securities.  The securities in which the Fund invests may be denominated in foreign currencies or in U.S. dollars. The Fund may invest in securities of companies of any market capitalization. Additionally, the Fund may invest in securities of any maturity or duration.

The Investment Manager considers developed market countries to include any country that is: 1) generally recognized to be a developed country by the international financial community, including the World Bank; 2) classified by the United Nations as a developed country; or 3) included in the MSCI World Index.

The Investment Manager considers emerging market countries to include any country that is: 1) generally recognized to be an emerging country by the international financial community, including the World Bank; 2) classified by the United Nations as a developing country; or 3) included in the MSCI Emerging Markets Index.

The Fund also may invest in derivative instruments, including bond futures, interest rate futures, foreign exchange futures, foreign currency forwards, and foreign currency swaps.  The derivative instruments may be used for hedging purposes, to enhance returns or to obtain exposure to various market sectors.  Actual exposures will vary over time.

The Fund employs a top-down, dynamic approach in allocating the Fund’s assets based on the Investment Manager’s judgment of changing market, political, and economic conditions.  The Investment Manager will consider various factors, including evaluation of interest rates, currency exchange rates, and the relative risk and return characteristics of prospective investments when determining how to achieve desired exposures.

The Fund is not managed to a benchmark index.  The  Fund’s Investment Manager will have considerable latitude in allocating the Fund’s investments and in selecting securities and derivative instruments to implement the Fund’s investment approach, and there is no limitation as to the amount of Fund assets required to be invested in any one fixed income asset class or sector.  The Fund’s portfolio may not have the same characteristics as its broad-based securities market indices, the Barclays Global Treasury Majors Index (USD Hedged) and the Barclays U.S. Emerging Markets Bond Index, or its composite securities market index, consisting of 50% Barclays Global Treasury Majors Index (USD Hedged) and 50% Barclays U.S. Emerging Markets Bond Index.

Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, in no event will the Fund be invested in fewer than three countries at any given time. Under normal market conditions, the Fund will invest at least 40% of its total assets in (i) foreign government issuers, (ii) issuers organized or located outside of the United States, (iii) issuers whose primary trading market is located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States, which the Fund considers to be a company that derives at least 50% of its revenue from business outside the United States or has at least 50% of its assets outside the United States.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which means that it can invest more of its assets in fewer companies than diversified funds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, Global Dynamic Bond Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in fixed income securities and other instruments that provide exposure to global bond markets.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Global Dynamic Bond Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Certain risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various developed and emerging markets. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Credit Risk – The issuer of a fixed income security, or the counterparty to a contract, such as swaps or other derivatives, may become unable or unwilling to meet its financial obligations. Various market participants, such as rating agencies or pricing services, also may affect the security by downgrading the credit of the issuer of the security, which may decrease the value.

Derivatives Risk – The Fund may utilize derivatives for hedging purposes, to enhance returns or to obtain exposure to various market sectors. The risks of derivatives include liquidity, interest rate, market, credit and management risks. The instrument may be also mispriced or improperly valued, and the Fund could lose more than the principal amount invested. Unpredictable or rapid changes in the currency markets could also negatively affect the value of currency derivatives, such as currency forward/futures contracts. Derivatives also may give rise to increased leverage, and the Fund may become more volatile to market changes. The extent and impact of potential new regulation regarding the derivatives markets is not yet known and may not be known for some time. Such regulation may make derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives.

Emerging Markets Risk – The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Exchange-Traded Funds Risk – The Fund may invest directly in bond exchange-traded funds (“ETFs”). An ETF is generally a passive investment vehicle and generally will not attempt to take defensive positions if the market becomes volatile or adversely affected by certain events.  If the Fund purchases shares of an ETF, shareholders will bear both their proportionate share of the Fund’s expenses and, indirectly, a portion of the ETF’s expenses. In addition, ETFs are subject to risks due to their shares being listed and traded on securities exchanges and there can be no assurance that an active trading market for these particular ETFs will develop or be maintained.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs generally are higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies. As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Geographic Concentration Risk –The Fund may invest a substantial amount of its assets (i.e., more than 25% of its assets) in issuers located in a single country or a limited number of countries. Social, political and economic conditions and changes in regulatory, tax or economic policy in a country or region could affect significantly the Fund’s performance.

High Yield Securities Risk – High yield securities (commonly known as “junk bonds”) have higher credit and liquidity risks than investment grade securities. The value of the securities may be more sensitive to, and thus more likely to be adversely affected by, negative market conditions and the market perception of the issuers’ creditworthiness than the value of the investment grade securities. Additionally, high yield securities are also more illiquid and subject to greater price fluctuation than investment grade securities.

High Portfolio Turnover Risk – The Fund may engage in active and frequent trading to achieve its principal investment objectives. This may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Interest Rate Risk – The value of fixed income securities is generally affected by changes in interest rates. The value of the securities will generally decrease when the interest rates increase, and the value of the securities will generally increase when the interest rates decrease. Fixed income securities with longer maturities tend to be more sensitive to changes in interest rates. The changes in interest rates also affect extension or prepayment risk.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Liquidity Risk –Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities when that would be beneficial at a favorable time or price.

Market Risk – The market value of fixed income securities could fluctuate unpredictably or rapidly due to various factors that could affect a few issuers, specific industries, or the entire general securities market.

Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Sovereign Debt Risk – A sovereign debtor may be unable or unwilling to meet its financial obligations of the securities due to its cash flow, the condition of its reserves, the size of the debt service, changed policies toward international lenders, political constraints and other various factors. These risks are further increased for sovereign issuers in emerging markets.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, Global Dynamic Bond Fund does not have a full calendar year of investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to its broad-based securities market indices, the Barclays Global Treasury Majors Index (USD Hedged) and the Barclays U.S. Emerging Markets Bond Index, and a composite securities market index, consisting of 50% Barclays Global Treasury Majors Index (USD Hedged) and 50% Barclays U.S. Emerging Markets Bond Index. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the Fund’s broad-based securities market indices and a composite securities market index.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of the Fund's broad-based securities market indices and a composite securities market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, Global Dynamic Bond Fund does not have a full calendar year of investment operations.
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	7.32%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	8.25%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.18%	[1]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	(a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	565
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,148
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	565
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,148
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	7.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	9.01%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(7.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.93%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,980
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,980
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 12 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.75%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.82%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	0.93%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,086
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,086

[1]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses and certain other Fund expenses) of the Fund do not exceed 1.15% (for Class A Shares), 1.90% (for Class C Shares) and 0.90% (for Class I Shares) of average daily net assets through August 31, 2013. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. The agreement may be terminated prior to August 31, 2013 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Fund" section beginning on page 13 of the Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 28, 2012